Investment Objectives and Goals	Mar. 01, 2026
MONDRIAN INTERNATIONAL VALUE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Mondrian International Value Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Mondrian International Value Equity Fund (the “Fund”) seeks long-term total return.
MONDRIAN EMERGING MARKETS VALUE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Mondrian Emerging Markets Value Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Mondrian Emerging Markets Value Equity Fund (the “Fund”) seeks long-term total return.
MONDRIAN GLOBAL LISTED INFRASTRUCTURE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Mondrian Global Listed Infrastructure Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Mondrian Global Listed Infrastructure Fund (the “Fund”) seeks long-term total return.
Mondrian Global Equity Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mondrian Global Equity Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Mondrian Global Equity Value Fund (the “Fund”) seeks long-term total return.